Document and Entity Information	May 29, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001598646
Document Type	8-K
Document Period End Date	May 29, 2024
Entity Registrant Name	Minerva Neurosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-36517
Entity Tax Identification Number	26-0784194
Entity Address, Address Line One	1500 District Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(617)
Local Phone Number	600-7373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NERV
Entity Emerging Growth Company	false